Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Provision of Services
(i)	Provision of services

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Edigene (Beijing) Inc.	97	1,071	623
Vcanbio Gene Technology Corp., Ltd.	1,236	—	—
TCRCure Biopharma (Beijing) Ltd.	—	588	—
TCRCure Biopharma (Chongqing) Ltd.	—	—	898

	1,333	1,659	1,521

Summary of Loans to/from Related Parties
(ii)	Loans to/from related parties

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Loans to Mr. Sizhen Wang:
- Loans advanced	43,550	5,000	—
- Loans repaid	(41,000)	(10,525)	—
- Interest charged	749	243	—
- Interest paid	—	(992)	—

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Loans from Juventas Cell Therapy Ltd.:
- Loans advanced	—	35,000	—
- Loans repaid	—	(35,000)	—
- Interest charged	—	1,192	—
- Interest paid	—	(1,192)	—

Summary of Balances with Related Parties
(i)	Trade receivables

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Edigene (Beijing) Inc.	456	214
TCRCure Biopharma (Beijing) Ltd.	608	—

	1,064	214

(ii)	Other payables

	As at December 31,
	2019	2020
	RMB’000	RMB’000
FHP Holdings Ltd.	34	24

Summary of Compensations Paid or Payable to Key Management for Employee Services
Key management includes directors, supervisors and senior management personnel. The compensations paid or payable to key management for employee services are shown below:

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Salaries and other short-term employee benefits	5,250	5,034	8,112
Contributions to pension plans	50	125	107
Share-based compensation expenses	19,952	17,454	15,679

	25,252	22,613	23,898